----------------------------
Page 1 of 5                                                                 Name of Reporting Manager
-------------------------------------------------------------------------------------------------------
                                                                                        Item 5: Shares
 Item 1: Name of Issuer     Item 2: Title of Class   Item 3: CUSIP Number  Item 4: Fair       of
----------------------------                                               Market Value     Principal
                                                                                            Amount
EOG Resources Inc           Common Stock U$0.01       US26875P1012          5,408,999     255292

Weyerhaeuser Co             Common Stock U$1.25       US9621661043          7,346,160     128880

Corning Inc                 Common Stock U$0.50       US2193501051         17,702,500      91250

Tyco International Ltd      Common Stock U$0.20       BM9021241064          6,115,250     122000

Chiron Corporation          Common stock U$0.01       US1700401094          9,735,600     195200

Honeywell International Inc Common Stock U$1.00       US4385161066          8,718,886     165483

Motorola Inc                Common Stock U$3.00       US6200761095         15,198,600     104100

CBS Corp                    Common Stock $1.00pv      US12490K1079         12,625,620     222969

Computer Associates Intl    Common Stock U$0.10       US2049121096          6,540,219     110500

Intel Corporation           Common Stock US$0.001     US4581401001         14,509,431     109972

Microsoft Corp              Common stock U$0.0000125  US5949181045         11,992,969     112875

Texas Instruments Inc.      Common Stock $1.00pv      US8825081040         18,849,920     117812

Amdocs Ltd                  Common Stock U$0.01       GB0022569080            370,000       5000

Level 3 Communications Inc  Common Stock U$0.01       US52729N1000          7,000,650      66200

US West Inc                 Common Stock U$0.01       US91273H1014         13,835,063     190500

Fleet Boston Financial Corp Common stock U$0.01       US3390301089          7,117,500     195000

State Street Corporation    Common Stock U$1          US8574771031          7,624,063      78700

PC-TEL Inc                  Common stock U$0.001      US69325Q1058            782,600      10400

Inktomi Corporation         Common Stock U$0.001      US4572771016            780,000       4000

COLUMN TOTALS                                                              172,254,028

AGGREGATE PAGE TOTAL                                                       172,254,028


                                       Martin Currie Investment Management Ltd                     (SEC USE ONLY)
-----------------------------------------------------------------------------------------------------------------

 Item 1: Name of Issuer        Item 6: Investment Discretion     Item 7:       Item 8: Voting Authority (Shares)
----------------------------   --------------------------------- Managers     -----------------------------------
                              (a) Sole (B) Shared - (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
                                       Defined as   Other
                                       Instr. V
EOG Resources Inc                   X                                               X

Weyerhaeuser Co                     X                                               X

Corning Inc                         X                                               X

Tyco International Ltd              X                                               X

Chiron Corporation                  X                                               X

Honeywell International Inc         X                                               X

Motorola Inc                        X                                               X

CBS Corp                            X                                               X

Computer Associates Intl            X                                               X

Intel Corporation                   X                                               X

Microsoft Corp                      X                                               X

Texas Instruments Inc.              X                                               X

Amdocs Ltd                          X                                               X

Level 3 Communications Inc          X                                               X

US West Inc                         X                                               X

Fleet Boston Financial Corp         X                                               X

State Street Corporation            X                                               X

PC-TEL Inc                          X                                               X

Inktomi Corporation                 X                                               X

COLUMN TOTALS

AGGREGATE PAGE TOTAL

----------------------------
Page 2 of 5                                                                 Name of Reporting Manager
-------------------------------------------------------------------------------------------------------

                                                                                        Item 5: Shares
 Item 1: Name of Issuer     Item 2: Title of Class   Item 3: CUSIP Number  Item 4: Fair       of
----------------------------                                               Market Value     Principal
                                                                                            Amount
Keynote Systems Inc           Common Stock $0.001       US4933081006            511,250        5000

New Era of Networks Inc       Common stock U$0.0001     US6443121008            333,625        8500

Phone.com inc                 Common stock U$0.001      US71920Q1004            570,938        3500

Ortel Group                   Common stock U$0.001      US68749W1027          8,445,938       45000

MarchFirst Inc                Common stock U$0.001      US5662441097          8,880,299      248835

Pepsico Inc                   Capital Stock US$0.017    US7134481081          7,223,729      207132

Clini-Therm Corporation       Common Stock $3.00 pv     US1872581087                  0      120000

Warner-Lambert Co             Common Stock U$1.00       US9344881076          7,962,508       81510

Time Warner Inc               Common Stock $1.00pv      US8873151091          8,084,600       80846

Wal-Mart Stores Inc           Common Stock US$0.10      US9311421039          9,037,966      159964

CVS Corporation               Common Stock U$0.01       US1266501006         13,353,469      355500

Schering-Plough Corporation   Common Stock U$0.50       US8066051017          6,088,500      164000

Cisco Systems                 Common stock U$0.001      US17275R1023         18,788,175      243016

EMC Corporation (Mass)        Common Stock U$0.01       US2686481027            563,850        4475

Equifax Inc                   Common Stock $2.50pv      US2944291051          7,726,652      306006

Sprint Corp (Fon Group)       Common Stock U$2.50       US8520611000          8,222,500      130000

Exxon Mobil Corporation       Capital Stock npv         US30231G1022         13,806,628      177150

Schlumberger Limited          Common Stock US$0.01      AN8068571086          4,612,032       60288

Chase Manhattan Corp          Common Stock $1.00        US16161A1088         10,822,148      124125

COLUMN TOTALS                                                               307,288,833

AGGREGATE PAGE TOTAL                                                        135,034,805



                                  Martin Currie Investment Management Ltd                               (SEC USE ONLY)
----------------------------------------------------------------------------------------------------------------------
                                     Item 6: Investment Discretion     Item 7:       Item 8: Voting Authority (Shares)
                                   --------------------------------- Managers     -----------------------------------
 Item 1: Name of Issuer           (a) Sole (B) Shared - (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
----------------------------               Defined as   Other
                                           Instr. V
Keynote Systems Inc                 X                                                 X

New Era of Networks Inc             X                                                 X

Phone.com inc                       X                                                 X

Ortel Group                         X                                                 X

MarchFirst Inc                      X                                                 X

Pepsico Inc                         X                                                 X

Clini-Therm Corporation             X                                                 X

Warner-Lambert Co                   X                                                 X

Time Warner Inc                     X                                                 X

Wal-Mart Stores Inc                 X                                                 X

CVS Corporation                     X                                                 X

Schering-Plough Corporation         X                                                 X

Cisco Systems                       X                                                 X

EMC Corporation (Mass)              X                                                 X

Equifax Inc                         X                                                 X

Sprint Corp (Fon Group)             X                                                 X

Exxon Mobil Corporation             X                                                 X

Schlumberger Limited                X                                                 X

Chase Manhattan Corp                X                                                 X

COLUMN TOTALS

AGGREGATE PAGE TOTAL

----------------------------
Page 3 of 5                                                                   Name of Reporting Manager
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Item 5: Shares
 Item 1: Name of Issuer        Item 2: Title of Class          Item 3: CUSIP Number  Item 4: Fair          of
----------------------------                                                         Market Value       Principal
                                                                                                          Amount
American Int'l Group Inc       Common Stock $2.50pv            US0268741073          14,521,124          132,613

AT&T Corporation               Common stock U$1.00             US0019571092           6,250,688          111,000

US Treasury IPS                3.625% Stock 15/04/2028         US912810FD55           3,607,625        3,800,000

Cardinal Health Inc            Common Stock npv                US14149Y1082           6,273,360          136,749

AMFM Inc                       Class 'A' common stock U$0.01   US0016931000           4,771,200           76,800

Young & Rubicam Inc            Common Stock U$0.01             US9874251054           8,891,272          189,176

Compaq Computer                Common Stock USD0.01            US2044931002           4,521,312          167,456

General Electric Co            Common Stock U$0.16             US3696041033          10,853,599           69,742

At Home Corporation            Series A Common Stock U$0.01    US0459191070          11,857,500          360,000

Du Pont (E.I.) de Nemours & Co Common Stock U$0.30             US2635341090           8,568,288          159,410

Bombardier Incorporated        Class B (Sub Voting) Stock      CA0977512007          14,570,304          399,734

BCE Inc                        Common Shares npv               CA05534B1094          16,046,012          88,652

Govt of Canada                 7% Stock 1/12/2006              CA135087VU50             115,813          110,000

Matav RT                       Spon ADR (Rep 5 HUF100 shs)     US5597761098             343,613            7,700

Delta Galil                    ADR (Rep 1 Ord Share)           US2476371016             730,000           40,000

Elbit Systems Ltd              Ordinary Shares                 IL0010811243             658,125           45,000

Nice Systems Ltd               ADR (Rep 1 Ord Shs)             US6536561086           3,042,375           42,700

Teva Pharmaceutical            ADR (rep 1 ord shs)             US8816242098             895,500           24,000

Grupo Televisa SA              Spons GDR (rep 20 CPO's)        US40049J2069           3,294,600           48,450

COLUMN TOTALS                                                                       427,101,141

AGGREGATE PAGE TOTAL                                                                119,812,308


                                     Martin Currie Investment Management Ltd                            (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------
                                       Item 6: Investment Discretion     Item 7:       Item 8: Voting Authority (Shares)
                                     --------------------------------- Managers     -----------------------------------
 Item 1: Name of Issuer             (a) Sole (B) Shared - (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
----------------------------                 Defined as   Other
                                             Instr. V
American Int'l Group Inc              X                                                 X

AT&T Corporation                      X                                                 X

US Treasury IPS                       X                                                 X

Cardinal Health Inc                   X                                                 X

AMFM Inc                              X                                                 X

Young & Rubicam Inc                   X                                                 X

Compaq Computer                       X                                                 X

General Electric Co                   X                                                 X

At Home Corporation                   X                                                 X

Du Pont (E.I.) de Nemours & Co        X                                                 X

Bombardier Incorporated               X                                                 X

BCE Inc Common Shares npv             X                                                 X

Govt of Canada                        X                                                 X

Matav RT                              X                                                 X

Delta Galil                           X                                                 X

Elbit Systems Ltd                     X                                                 X

Nice Systems Ltd                      X                                                 X

Teva Pharmaceutical                   X                                                 X

Grupo Televisa SA                     X                                                 X

COLUMN TOTALS

AGGREGATE PAGE TOTAL

----------------------------
Page 4 of 5                                                                    Name of Reporting Manager
-----------------------------------------------------------------------------------------------------------

                                                                                           Item 5: Shares
 Item 1: Name of Issuer        Item 2: Title of Class   Item 3: CUSIP Number  Item 4: Fair         of
----------------------------                                                  Market Value     Principal
                                                                                               Amount
Telefonos de Mexico            ADR (rep 20 ser L shs)       US8794037809        6,442,638       96,700

Fomento Economico Mexicano     Spon ADR (rep 1 unit)        US3444191064          342,000        7,600

TV Azteca                      ADR (rep 16 CPO's)           US9011451021          663,750       45,000

Grupo Elektra SA de CV         GDR (rep 10 CPOs)            US40050A1025          133,875       10,500

Usiminas                       ADR Reg S (rep 1 pref)       US9173022008          219,366       44,000

Aracruz                        ADR (rep 10 B pref)          US0384962041          137,719        6,500

Eletrobras                     ON ADR (rep 50 com shs)      US15234Q2075          203,000       23,200

Unibanco                       GDR (rep 500 units)          US90458E1073        1,422,400       44,800

Petrobras                      Spon ADR (rep 100 pref)      US71654V1017        1,679,511       61,700

Comp Paranaense Energetica     ADR (rep 1000 'B' Pref shs)  US20441B4077          450,500       53,000

Compania Brasil Dist Pao Acu   ADR (Repr 1000 Pref Shs)     US20440T2015          250,250        7,000

Embratel Participacoes SA      ADR (rep 1000 pref)          US29081N1000        2,085,875       81,400

Tele Norte Leste Participacoes ADR (rep 1000 pref)          US8792461068          584,153       21,940

Telesp Celular Participacoes   ADR (rep 2500 pref)          US87952L1089          566,875       10,000

Tele Centro Sul Participacoes  ADR (rep 5000 pref)          US8792391018          248,508        3,068

Lukoil Holding                 ADR (rep 4 ord shs)          US6778621044        1,332,500       20,500

Mosenergo                      ADR (rep 100 ord shs)        US0373763087          586,040       92,000

Chartered Semiconductor Mfg    ADR (rep 10 ord shs)         US16133R1068       16,752,938      177,750

Powerchip Semiconductor        GDR Reg S (rep 10 ord)       US73931M2017        2,894,063      132,300

COLUMN TOTALS                                                                 464,097,100

AGGREGATE PAGE TOTAL                                                           36,995,959


                                      Martin Currie Investment Management Ltd                              (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
                                        Item 6: Investment Discretion     Item 7:       Item 8: Voting Authority (Shares)
                                      --------------------------------- Managers     -----------------------------------
 Item 1: Name of Issuer              (a) Sole (B) Shared - (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
----------------------------                  Defined as   Other
                                              Instr. V
Telefonos de Mexico                    X                                                 X

Fomento Economico Mexicano             X                                                 X

TV Azteca                              X                                                 X

Grupo Elektra SA de CV                 X                                                 X

Usiminas                               X                                                 X

Aracruz                                X                                                 X

Eletrobras                             X                                                 X

Unibanco                               X                                                 X

Petrobras                              X                                                 X

Comp Paranaense Energetica             X                                                 X

Compania Brasil Dist Pao Acu           X                                                 X

Embratel Participacoes SA              X                                                 X

Tele Norte Leste Participacoes         X                                                 X

Telesp Celular Participacoes           X                                                 X

Tele Centro Sul Participacoes          X                                                 X

Lukoil Holding                         X                                                 X

Mosenergo                              X                                                 X

Chartered Semiconductor Mfg            X                                                 X

Powerchip Semiconductor                X                                                 X

COLUMN TOTALS

AGGREGATE PAGE TOTAL

----------------------------
Page 5 of 5                                                                 Name of Reporting Manager
-------------------------------------------------------------------------------------------------------

                                                                                        Item 5: Shares
 Item 1: Name of Issuer     Item 2: Title of Class   Item 3: CUSIP Number  Item 4: Fair         of
----------------------------                                               Market Value     Principal
                                                                                            Amount
Taiwan Semiconductor Man Co ADR (repr 5 Ord shs)       US8740391003         228,000         4,000

Synnex Technology Intl      GDR Reg S (rep 4 ord)      US87161A2087         1,391,500       44,000

COLUMN TOTALS                                                              465,716,600

AGGREGATE PAGE TOTAL                                                         1,619,500


                                  Martin Currie Investment Management Ltd                              (SEC USE ONLY)
---------------------------------------------------------------------------------------------------------------------
                                    Item 6: Investment Discretion     Item 7:       Item 8: Voting Authority (Shares)
                                  --------------------------------- Managers     -----------------------------------
 Item 1: Name of Issuer          (a) Sole (B) Shared - (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
----------------------------              Defined as   Other
                                          Instr. V
Taiwan Semiconductor Man Co        X                                                  X

Synnex Technology Intl             X                                                  X

COLUMN TOTALS

AGGREGATE PAGE TOTAL